                          MONTGOMERY VARIABLE SERIES:

                         SMALL CAP OPPORTUNITIES FUND


                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1998






                                    [LOGO]
                              Invest Wisely.(R)

                             THE Montgomery Funds

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
PORTFOLIO HIGHLIGHTS
JUNE 30, 1998

--------------------------------------------------------------------------------

INVESTMENT REVIEW

     Q:  HOW DID THE FUND PERFORM DURING THE PERIOD ENDED JUNE 30, 1998?

     A: The Montgomery Variable Series: Small Cap Opportunities Fund ended its first two months of operation down 0.20%. The Fund outperformed its benchmark, the Russell 2000 Index, by almost five percentage points for this limited period.

     Q: DESCRIBE THE INVESTMENT ENVIRONMENT FOR SMALL-CAP STOCKS OVER THE PAST YEAR.

     A: The past 12 months have been frustrating for U.S. small-cap investors, as large-cap companies as represented by the Standard & Poor's 500 Index outperformed the Russell 2000 Index of small-cap stocks. This trend continued through the second quarter of 1998, as Asia's economic crisis took its toll on the U.S. economy. Although many small-cap companies are domestically focused and are less exposed to Asia, investors generally favored large, brand-name stocks. The market awarded high valuations to large-cap companies relative to their growth potential, while ignoring smaller companies with higher earnings growth potential. In the Small Cap Opportunities Fund, our positions in energy services and technology hurt our relative performance against small-cap benchmarks.

     Q:  WHAT STRATEGIES DO YOU USE TO MANAGE THE FUND?

     A: We manage the Fund using a bottom-up selection process that emphasizes companies with improving business fundamentals that are not reflected in their stock prices. Our sell discipline involves exposing portfolio holdings to the same criteria that made them attractive investments. Sales are made on the basis of excessive valuation or a deterioration in fundamentals.

     Q: WHAT'S YOUR OUTLOOK FOR SMALL-CAP STOCKS AND FOR THE MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND?

     A: Our outlook for the small-cap sector remains positive. When we look for individual stocks for our portfolios, we look for undervalued growth. The small-cap market offers a very fertile hunting ground for inexpensive growth stocks right now. The holdings in the Variable
         Series: Small Cap Opportunities Fund currently trade at a price-to-earnings ratio based on expected forward earnings that is similar to that of the Russell 2000, whereas expected earnings growth from our holdings is greater than that of the Russell 2000. We are hopeful that this relationship will be recognized by investors, as most mispriced situations usually are.

Montgomery Variable Series:   Small Cap Opportunities Fund    Russell 2000 Index
4/30/98                               $10,000                     $10,000
5/31/98                               $ 9,390                     $ 9,436
6/30/98                               $ 9,980                     $ 9,508

     The Russell 2000 Index is a capitalization-weighted total return index which includes the smallest 2,000 companies within the Russell 3000 Index.

PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Roger W. Honour........................................ Senior Portfolio Manager
Andrew Pratt.................................................. Portfolio Manager
Kathryn M. Peters............................................. Portfolio Manager
--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                    Cumulative total returns for the period
                                 ended 6/30/98
--------------------------------------------------------------------------------
                         MONTGOMERY VARIABLE SERIES:

                         SMALL CAP OPPORTUNITIES FUND

Since inception (4/30/98)................................................ -0.20%

                              RUSSELL 2000 INDEX

Since 4/30/98............................................................ -5.19%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
PORTFOLIO HIGHLIGHTS (continued)
JUNE 30, 1998
------------------------------------------------------------------------------

Stock picking is the most important driver in our performance. We have had some disappointments in the past 2 months, mostly in areas that were directly impacted by the Asian crisis. It is important to remember that we are taking a long-term view when making our investments and are riding through some rough periods in the name of this philosophy. The one thing we won't do right now is change the way we do things. That means sticking with the investment process and the long-term view. We are confident that we will be rewarded for doing so.



                             TOP FIVE INDUSTRIES
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

          ----------------------------------------------------
               Software Systems.....................19.7%
               Business Services....................10.6
               Retail Trade..........................7.8
               Medical Products......................7.1
               Broadcasting/Advertising..............5.6
          ----------------------------------------------------

                               TOP TEN HOLDINGS
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)

          ----------------------------------------------------
               Acxiom Corporation....................2.7%
               PMT Services Inc......................2.3
               Kaufman & Broad Home Corporation......2.2
               ESC Medical Systems, Ltd..............2.2
               Cooper Companies Inc..................2.2
               Computer Task Group Inc...............2.2
               Action Performance Companies Inc......2.1
               Catalina Marketing Corporation........2.1
               Ha-Lo Industries......................2.0
               Inktomi Corporation...................2.0
          ----------------------------------------------------

There are risks associated with investing in small-cap companies, which tend to be more volatile and less liquid than stocks of large companies, including the increased risks of price fluctuations.

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
PORTFOLIO INVESTMENTS
JUNE 30, 1998 (unaudited)

COMMON STOCKS--96.0%                                              VALUE
     SHARES                                                      (NOTE 1)
               APPAREL AND TEXTILES - 3.2%
          800  Jones Apparel Group, Inc.+                        $   29,250
        1,050  The Men's Wearhouse Inc.+                             34,683
                                                                 ------------
                                                                     63,933
                                                                 ------------

               BANKS - 1.1%
          700  Commercial Federal Corporation                        22,138
                                                                 ------------

               BROADCASTING/ADVERTISING - 5.6%
          800  Catalina Marketing Corporation +                      41,550
        1,300  Ha-Lo Industries+                                     40,462
          700  Metro Networks, Inc.+                                 30,122
                                                                 ------------
                                                                    112,134
                                                                 ------------

               BUILDING MATERIALS - 2.1%
        1,200  Interface Inc.                                        24,224
          600  TJ International, Inc.                                18,038
                                                                 ------------
                                                                     42,262
                                                                 ------------
               BUSINESS SERVICES - 10.6%
          800  Applied Graphics Technologies, Inc.+                  36,575
        1,700  Caribiner International Inc.+                         29,750
        1,300  Computer Task Group, Inc.                             43,550
          500  Fair Isaac & Company, Inc.                            19,000
        1,200  Interim Services, Inc.+                               38,550
        1,800  PMT Services, Inc.+                                   45,787
                                                                 ------------
                                                                    213,212
                                                                 ------------

               CHEMICALS - 1.3%
        1,000  Ferro Corporation                                     25,313
                                                                 ------------

               COMPUTERS AND OFFICE EQUIPMENT - 0.9%
          600  Dialogic Corporation                                  17,775
                                                                 ------------

               CONSUMER SERVICES - 2.9%
        1,000  Budget Group, Inc.+                                   31,938
          800  Education Management Corporation +                    26,400
                                                                 ------------
                                                                     58,338
                                                                 ------------

               CONTAINERS AND PACKAGING - 0.9%
          800  Ivex Packaging Corporation+                           18,600
                                                                 ------------

               DIVERSIFIED FINANCIAL SERVICES - 2.7%
        1,800  BA Merchant Services, Inc.+                           36,337
          800  Imperial Credit Industries+                           18,600
                                                                 ------------
                                                                     54,937
                                                                 ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                         VALUE
     SHARES                                                      (NOTE 1)
               ELECTRICAL EQUIPMENT - 0.8%
          800  MRV Communications Inc.+                          $   16,675
                                                                ------------

               ELECTRONICS - 1.8%
        1,200  SBS Technologies, Inc.+                               35,925
                                                                ------------

               FOOD AND BEVERAGE - 1.5%
          500  Whole Foods Market, Inc.+                             30,281
                                                                ------------

               HEALTH CARE - 4.0%
        1,700  Orthodontic Centers of America, Inc.+                 35,594
        1,600  Pharmerica, Inc.+                                     19,300
        1,050  Sierra Health Services+                               26,447
                                                                ------------
                                                                     81,341
                                                                ------------

               HEAVY CONSTRUCTION - 2.2%
        1,400  Kaufman & Broad Home Corporation                      44,450
                                                                ------------

               INSURANCE - 1.4%
          700  Berkley (W.R.) Corporation                            28,065
                                                                ------------

               LODGING - 1.6%
        1,800  Prime Hospitality Corporation+                        31,388
                                                                ------------

               MEDICAL PRODUCTS - 7.1%
        1,200  Cooper Companies, Inc.+                               43,724
        1,300  ESC Medical Systems, Ltd.+                            43,997
          600  Sola International, Inc.+                             19,612
          600  Waters Corporation +                                  35,363
                                                                ------------
                                                                    142,696
                                                                ------------

               NEWSPAPERS/PUBLISHING - 2.1%
          700  Big Flower Holdings, Inc.+                            21,000
          600  World Color Press Inc.+                               21,000
                                                                ------------
                                                                     42,000
                                                                ------------

               OIL - 2.1%
          700  Cliffs Drilling Company+                              22,969
        1,200  Marine Drilling Companies, Inc.+                      19,163
                                                                ------------
                                                                     42,132
                                                                ------------

               PHARMACY/DRUGS - 3.0%
          700  Jones Pharma, Inc.                                    23,166
        1,600  Roberts Pharmaceutical Corporation+                   36,800
                                                                ------------
                                                                     59,966
                                                                ------------

               POLLUTION CONTROL - 1.2%
        1,000  Tetra Tech., Inc                                      24,500
                                                                ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                           VALUE
     SHARES                                                       (NOTE 1)
                    RETAIL TRADE - 7.8%
       900          Borders Group Inc.+                          $   33,300
     1,300          Coldwater Creek Inc.+                            35,588
     1,400          Eagle Hardware & Garden, Inc.+                   32,419
       400          Ethan Allen Interiors Inc.                       19,975
       900          Proffitt's, Inc.+                                36,338
                                                                 ----------
                                                                    157,620
                                                                 ----------

                    SOFTWARE SYSTEMS - 19.7%
     1,700          Actel Corporation+                               18,381
     2,200          Acxiom Corporation +                             55,069
     1,000          Analysts International Corporation               28,438
       700          Aspen Technology, Inc.+                          35,481
     1,600          Boole and Babbage, Inc.+                         38,300
     1,100          Henry (Jack) & Associates                        37,881
     1,000          Inktomi Corporation+                             39,688
       900          Kronos, Inc.+                                    33,047
       650          National Instruments Corporation+                25,047
     1,700          Structural Dynamics +                            39,153
       400          Symantec Corporation+                            10,425
       800          Synopsis, Inc.+                                  36,625
                                                                 ----------
                                                                    397,535
                                                                 ----------

                    STEEL - 1.9%
       750          Carpenter Technology Corporation                 37,688
                                                                 ----------

                    TELECOMMUNICATIONS EQUIPMENT - 2.8%
       700          Comverse Technology Inc.+                        36,334
     1,300          Natural Microsystems+                            20,921
                                                                 ----------
                                                                     57,255
                                                                 ----------

                    TOYS - 2.1%
     1,300          Action Performance Companies, Inc.+              41,884
                                                                 ----------

                    TRUCKING - 1.6%
     1,000          U.S. Freightways Corporation                     32,843
                                                                 ----------

TOTAL COMMON STOCKS (Cost $1,930,250)                             1,932,886
                                                                 ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

REPURCHASE AGREEMENTS - 3.6% (COST $73,000)                                                                              VALUE
 PRINCIPAL AMOUNT                                                                                                       (NOTE 1)
     $73,000        Agreement with Greenwich Capital Markets, Tri-Party, 6.300%
                    dated 06/30/98, to be repurchased at $73,012, on 07/01/98, collateralized by $74,460 market value of U.S. government
                    securities, having various maturities and various interest rates.                                   $   73,000
                                                                                                                        ----------
TOTAL INVESTMENTS (Cost $2,003,250*)                                                                     99.6%           2,005,886
OTHER ASSETS AND LIABILITIES (Net)                                                                        0.4                7,095
                                                                                                        -----           ----------

NET ASSETS                                                                                              100.0%          $2,012,981
                                                                                                        =====           ==========

_________________
* Aggregate cost for federal tax purposes.
+ Non-income producing security.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $2,003,250)(Note 1)
     Securities......................................................................                          $1,932,886
     Repurchase agreements...........................................................                              73,000
                                                                                                               ----------
     Total investments...............................................................                           2,005,886
Cash.................................................................................                                 184
Receivables:
     Investment securities sold......................................................                              14,223
     Expenses absorbed by Manager (Note 2)...........................................                               2,136
     Dividends.......................................................................                                 325
     Interest........................................................................                                  13
                                                                                                               ----------
Total Assets.........................................................................                           2,022,767
                                                                                                               ==========
LIABILITIES:
Payables:
     Investment securities purchased.................................................   $    4,575
     Trustees' fees and expenses (Note 2)............................................        1,287
     Custodian fees..................................................................          751
     Other accrued liabilities and expenses..........................................        3,173
                                                                                        ==========
Total Liabilities....................................................................                               9,786
                                                                                                               ==========
NET ASSETS...........................................................................                          $2,012,981
                                                                                                               ==========
NET ASSETS consist of:
     Accumulated net investment loss.................................................                          $   (1,407)
     Accumulated net realized loss on securities sold................................                              (3,705)
     Net unrealized appreciation of investments,.....................................                               2,636
     Shares of beneficial interest...................................................                               2,017
     Additional paid-in capital......................................................                           2,013,440
                                                                                                               ==========
NET ASSETS...........................................................................                          $2,012,981
                                                                                                               ==========
Net Asset Value, offering and redemption price per share
($2,012,981 divided by 201,712 shares of beneficial interest outstanding)...........                           $     9.98
                                                                                                               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (UNAUDITED)*

INVESTMENT INCOME:
Interest........................................................................................   $     2,844
Dividends.......................................................................................           628
                                                                                                   -----------
Total Investment Income.........................................................................         3,472

EXPENSES:
Management fee (Note 2).........................................................................   $     3,913
Legal and audit fees............................................................................         3,845
Trustees' fees and expenses (Note 2)............................................................         1,287
Custodian fees..................................................................................           751
Other...........................................................................................         1,132
                                                                                                   -----------
Total Expenses..................................................................................        10,928
Fees deferred and expenses absorbed by Manager (Note 2).........................................        (6,049)
NET EXPENSES....................................................................................         4,879
                                                                                                   -----------
NET INVESTMENT LOSS.............................................................................        (1,407)
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1 AND 3):
  Net realized loss on investments during the period............................................        (3,705)
  Net unrealized appreciation of investments during the period..................................         2,636
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.................................................        (1,069)
                                                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................   $    (2,476)
                                                                                                   ===========

Statement of Changes in Net Assets

                                                                                                   For the Period
                                                                                                   Ended 6/30/98
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:                                    (unaudited)*
                                                                                                   -----------
Net investment loss.............................................................................   $    (1,407)
Net realized loss on investments during the period..............................................        (3,705)
Net unrealized appreciation of investments during the period....................................         2,636
                                                                                                   -----------
Net decrease in net assets resulting from operations............................................        (2,476)
BENEFICIAL INTEREST TRANSACTIONS:
Net increase from beneficial interest transactions (Note 4).....................................        15,457
                                                                                                   -----------
Net increase in net assets......................................................................        12,981
NET ASSETS:
Beginning of period.............................................................................     2,000,000
                                                                                                   -----------
End of period...................................................................................     2,012,981
                                                                                                   -----------
Accumulated net investment loss.................................................................   $    (1,407)
                                                                                                   ===========

________________
* Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on April 30, 1998.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR THE PERIOD ENDED:

                                                                                                    6/30/98
                                                                                                  (unaudited)*
Net asset value--beginning of period...........................................................   $     10.00
                                                                                                  -----------
Net investment loss............................................................................         (0.01)
Net realized and unrealized loss on investments................................................         (0.01)
                                                                                                  -----------

Net decrease in net assets resulting from investment operations................................         (0.02)
                                                                                                  -----------

Net asset value--end of period.................................................................   $      9.98
                                                                                                  ===========
Total return**.................................................................................         -0.20%
                                                                                                  ============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................................   $     2,103
Ratio of net investment loss to average net assets.............................................         (0.43)%+
Ratio of operating expenses to average net assets..............................................          1.50%+
Portfolio turnover rate........................................................................            16%
Net investment loss before deferral of fees
and absorption of expenses by Manager..........................................................   $     (0.04)
Operating expense ratio before deferral of fees
and absorption of expenses by Manager..........................................................          3.35%+

________________
* Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on April 30, 1998.
**   Total return represents aggregate total return for the period indicated.
+    Annualized.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)

     The Montgomery Funds III (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company, and was organized as a Delaware business trust on August 24, 1994. As of June 30, 1998, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable
     Series: Emerging Markets Fund, the Montgomery Variable Series: Small Cap Opportunities Fund and the Montgomery Variable Series: International Small Cap Fund. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor) and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains to the Montgomery Variable Series: Small Cap Opportunities Fund (the Fund). The Montgomery Variable Series: Growth Fund, the Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series: International Small Cap Fund are presented under separate covers.

1.   SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

     a.   PORTFOLIO VALUATION

          The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

          Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

     b.   DIVIDENDS AND DISTRIBUTIONS

          Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     c.   REPURCHASE AGREEMENTS

          The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund if the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

     d.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date and interest income, including, amortization of discount on short-term investments, is recognized on an accrual basis.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)
(continued)

     e.   FEDERAL INCOME TAXES

          The Fund has elected and qualified and it is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the
          Code), by complying with the applicable requirements of the Code, and by making distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

     f.   EXPENSES

          General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

     a. Montgomery Asset Management, LLC is the Fund's Manager (the Manager). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the Advisers Act). The Manager is a subsidiary of Commerzbank AG.

          Pursuant to the investment management agreement (Investment Management Agreement), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                         First $250 Million      Over $250 Million
                               1.20%                  1.00%

          The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.50% of the average daily net assets of the Fund. Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations.

          For the period ended June 30, 1998, the Manager has deferred fees of $3,913 and absorbed expenses of $2,136.
          As of June 30, 1998, deferred management fees and absorbed expenses subject to recoupment are $6,049.

     b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, affiliated persons as defined in the 1940 Act. Each Trustee who is not an affiliated person receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to The Montgomery Funds III).

          MAM Securities LLC ("MAM Securities"), an affiliate of the Manager, serves as the Fund's transfer agent.

3.   SECURITIES TRANSACTIONS:

     a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended June 30, 1998, were $2,238,009 and $291,577, respectively.

     b. At June 30, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $112,911 and $110,275, respectively.

     c.   Under an unsecured revolving Credit Agreement with DuestcheBank (New
          York), the Montgomery Variable Series: Small Cap Opportunities Fund, along with other funds of the Montgomery Funds I, the Montgomery Funds II and the Montgomery Funds III, may for one year starting August 6, 1997, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all funds does not exceed $250,000,000. The Fund pays its pro-rata share of the .08% quarterly commitment fee of the unutilized credit line balance. For the period ended June 30, 1998, the was no borrowing under this agreement.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)
(continued)

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the period indicated below were:

                                                        PERIOD ENDED
                                                       JUNE 30, 1998*
                                                    SHARES        AMOUNT
          Shares Sold                                 203,425   $2,031,908
          Issued as Reinvestment of Dividends              --           --
          Shares Redeemed                              (1,713)     (16,451)
                                                     ---------------------
          Net Increase                                201,712   $2,015,457
                                                     =====================

______________________
* Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on April 30, 1998 with initial funding of $2,000,000 and 200,000 shares.

12